FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss - Treasury shares [member] - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Total held as trading assets		£ 7,047	£ 7,512
Total debt securities held at fair value through profit or loss		33,859	32,636
Treasury bills and other bills		19	20
Total other assets held at fair value through profit or loss		33,878	32,656
Total held at fair value through profit or loss		40,925	40,168
Debt securities, treasury, and other bills at fair value through profit or loss [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities		6,791	7,192
Mortgage-backed securities		6	10
Other asset-backed securities		17	63
		23	73
Corporate and other debt securities		233	247
Other assets held at fair value through profit or loss [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities		12,063	10,903
Other public sector securities		2,126	2,064
Bank and building society certificates of deposit		984	1,105
Mortgage-backed securities		462	215
Other asset-backed securities		241	286
		703	501
Corporate and other debt securities		17,983	18,063
Investment Grade [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Total held as trading assets	[1]	7,038	7,493
Total debt securities held at fair value through profit or loss	[1]	31,771	30,699
Treasury bills and other bills	[1]	19	20
Total other assets held at fair value through profit or loss	[1]	31,790	30,719
Total held at fair value through profit or loss	[1]	38,828	38,212
Investment Grade [Member] | Debt securities, treasury, and other bills at fair value through profit or loss [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities	[1]	6,791	7,192
Mortgage-backed securities	[1]	1	10
Other asset-backed securities	[1]	14	63
	[1]	15	73
Corporate and other debt securities	[1]	232	228
Investment Grade [Member] | Other assets held at fair value through profit or loss [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities	[1]	12,044	10,903
Other public sector securities	[1]	2,118	2,059
Bank and building society certificates of deposit	[1]	984	1,105
Mortgage-backed securities	[1]	452	208
Other asset-backed securities	[1]	241	283
	[1]	693	491
Corporate and other debt securities	[1]	15,932	16,141
Other [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Total held as trading assets	[2]	9	19
Total debt securities held at fair value through profit or loss	[2]	2,088	1,937
Treasury bills and other bills	[2]
Total other assets held at fair value through profit or loss	[2]	2,088	1,937
Total held at fair value through profit or loss	[2]	2,097	1,956
Other [Member] | Debt securities, treasury, and other bills at fair value through profit or loss [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities	[2]
Mortgage-backed securities	[2]	5
Other asset-backed securities	[2]	3
	[2]	8
Corporate and other debt securities	[2]	1	19
Other [Member] | Other assets held at fair value through profit or loss [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities	[2]	19
Other public sector securities	[2]	8	5
Bank and building society certificates of deposit	[2]
Mortgage-backed securities	[2]	10	7
Other asset-backed securities	[2]		3
	[2]	10	10
Corporate and other debt securities	[2]	£ 2,051	£ 1,922

[1]	Credit ratings equal to or better than 'BBB'.
[2]	Other comprises sub-investment grade (2019: 251 million; 2018: 411 million) and not rated (2019: 1,846 million; 2018: 1,545 million).